GEOGRAPHICAL INFORMATION (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GEOGRAPHICAL INFORMATION
Oil and natural gas sales	1,526,194	1,352,472	1,153,334
Property, plant and equipment	2,653,065	2,441,354	2,337,795
Goodwill	624,390	609,975	599,716
Geographical component | Canada
GEOGRAPHICAL INFORMATION
Oil and natural gas sales	689,135	676,502	707,985
Property, plant and equipment	1,028,436	1,081,259	1,323,850
Goodwill	451,121	451,121	451,121
Geographical component | U.S.
GEOGRAPHICAL INFORMATION
Oil and natural gas sales	837,059	675,970	445,349
Property, plant and equipment	1,624,629	1,360,095	1,013,945
Goodwill	173,269	158,854	148,595